Share Capital and Additional Paid in Capital Authorized - Schedule of Purchase Warrants Outstanding and Exercisable (Details)		9 Months Ended		12 Months Ended
	Jun. 28, 2021 $ / shares	Sep. 30, 2023 $ / shares shares	Sep. 30, 2022 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Jun. 30, 2023 $ / shares shares	Mar. 31, 2023 $ / shares shares	Jun. 30, 2022 $ / shares shares	Mar. 31, 2022 $ / shares shares	Mar. 17, 2022 $ / shares	Dec. 31, 2020 $ / shares shares	Jul. 10, 2020 $ / shares	Jul. 10, 2020 $ / shares
Class of Warrant or Right [Line Items]
Outstanding		22,376,020	19,645,251	19,633,911	17,631,350	12,376,020	17,134,458	21,330,626	22,449,357		7,507,005
Exercise Price | (per share)	$ 0.39	$ 1.22	$ 1.27	$ 1.18	$ 1.05	$ 1.4	$ 1.29	$ 1.32	$ 1.09	$ 1.24	$ 0.49	$ 0.5	$ 0.39
Remaining life (years)	1 year 10 months 6 days
Warrant expiration date	May 04, 2023
Exercise Price One
Class of Warrant or Right [Line Items]
Outstanding		4,838,707			2,824,806
Exercise Price | $ / shares		$ 1.24		$ 0.48	$ 0.48
Remaining life (years)		9 months		0 years	5 months 23 days
Warrant expiration date		Mar. 28, 2024		Sep. 03, 2022	Jun. 23, 2022
Exercise Price Two
Class of Warrant or Right [Line Items]
Outstanding		7,537,313	203,840	4,882,838	4,882,838
Exercise Price | $ / shares		$ 1.5	$ 0.62	$ 1	$ 1
Remaining life (years)		2 years 9 months 29 days	6 months 25 days	3 months 25 days	1 year 3 months 25 days
Warrant expiration date		Apr. 29, 2026	Apr. 26, 2023	Apr. 26, 2023	Apr. 26, 2023
Exercise Price Three
Class of Warrant or Right [Line Items]
Outstanding		10,000,000	4,882,838	192,500	203,840
Exercise Price | $ / shares		$ 1	$ 1	$ 0.62	$ 0.62
Remaining life (years)		6 years 9 months	6 months 25 days	3 months 25 days	1 year 3 months 25 days
Warrant expiration date		Jun. 30, 2030	Apr. 26, 2023	Apr. 26, 2023	Apr. 26, 2023
Exercise Price Four
Class of Warrant or Right [Line Items]
Outstanding			2,182,553	2,182,553	2,182,553
Exercise Price | $ / shares			$ 0.39	$ 0.39	$ 0.39
Remaining life (years)			7 months 2 days	4 months 2 days	1 year 4 months 2 days
Warrant expiration date			May 04, 2023	Apr. 26, 2023	May 04, 2023
Exercise Price Five
Class of Warrant or Right [Line Items]
Outstanding			4,838,707	4,838,707	7,537,313
Exercise Price | $ / shares			$ 1.24	$ 1.24	$ 1.5
Remaining life (years)			1 year 5 months 26 days	1 year 2 months 26 days	4 years 3 months 29 days
Warrant expiration date			Mar. 28, 2024	May 04, 2023	Apr. 29, 2026
Exercise Price Six
Class of Warrant or Right [Line Items]
Outstanding			7,537,313	7,537,313
Exercise Price | $ / shares			$ 1.5	$ 1.5
Remaining life (years)			3 years 6 months 29 days	3 years 3 months 29 days
Warrant expiration date			Apr. 29, 2026	Apr. 29, 2026